Acquisitions And Dispositions - Additional Information (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) dispensary	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about business combination [line items]
Cash payments of deferred consideration			$ 701	$ 0
Valley Agriceuticals, LLC (“Valley Ag”) operating cash flows deferred consideration			6,577	7,770
Encanto Green Cross Dispensary, LLC
Disclosure of detailed information about business combination [line items]
Impairment charge			200
Discontinued operations | AFS Maryland, LLC
Disclosure of detailed information about business combination [line items]
Consideration paid (received)			(3,300)
Gain (loss) on disposal of business			1,400
Discontinued operations | Encanto Green Cross Dispensary, LLC
Disclosure of detailed information about business combination [line items]
Consideration paid (received)			(6,500)
Gain (loss) on disposal of business			$ (1,000)
Laurel Harvest
Disclosure of detailed information about business combination [line items]
Total deferred consideration					$ 46,900
Total deferred consideration, payable period			18 months
Accelerated payment of deferred consideration required on each number of dispensaries opened (in dispensaries) | dispensary			5
Total deferred payment				47,800
Payment of deferred consideration	$ 38,600	$ 10,000
Stock issuance as payment of deferred consideration	37,500	9,700
Cash payments of deferred consideration	1,100	300
Valley Agriceuticals, LLC
Disclosure of detailed information about business combination [line items]
Valley Agriceuticals, LLC (“Valley Ag”) operating cash flows deferred consideration			$ 6,600
Long-term deferred consideration reclassified to short-term		$ 300
Decrease in deferred consideration			$ (400)
Deferred consideration expense				$ 100
Columbia Care Inc.
Disclosure of detailed information about business combination [line items]
Write-off of consent fee	$ 5,000